Annual Total Returns- Vanguard Total International Bond Index Fund (Admiral) [BarChart] - Admiral - Vanguard Total International Bond Index Fund - Admiral Shares	2014	2015	2016	2017	2018	2019	2020
Total	8.82%	1.06%	4.66%	2.39%	2.93%	7.88%	4.54%